Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,843,705.25
Previously Paid Amount	0
Total Fee Amount	1,221.32
Total Offset Amount	0
Net Fee	$ 1,221.32